Group information - Consolidated Statement of Financial Position (Details) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of associates [line items]
Non-current assets	₨ 769,498	$ 9,233	₨ 636,627
Current assets	104,437	1,253	109,867
Non-current liabilities	610,194	7,322	512,168
Current liabilities	142,044	1,704	115,926
Equity attributable to equity holders of the parent	105,217	1,262	106,852
Attributable to:
Equity holders of the parent	121,697	1,460	118,400	₨ 126,373	₨ 64,745
Non-controlling interests	16,480	198	11,548
RPPL
Disclosure of associates [line items]
Non-current assets	768,021	9,216	635,813
Current assets	103,582	1,243	107,861
Non-current liabilities	590,592	7,087	509,989
Current liabilities	142,619	1,711	106,135
Non-controlling interests (not considered individually material)	12,679	152	7,788
Equity attributable to equity holders of the parent	125,713	1,508	119,762
Attributable to:
Equity holders of the parent	121,803	1,462	116,010
Non-controlling interests	₨ 3,910	$ 47	₨ 3,752